Statutory Requirements (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 17, 2021 USD ($)	Jun. 17, 2021 SGD ($)
Statutory Requirements [Line Items]
Common share dividends	$ 427.5	$ 441.3
Dividend capacity available	1,997.3
Insurance and reinsurance companies.
Statutory Requirements [Line Items]
Common share dividends	429.5	$ 239.7
Investments in subsidiaries			$ 102.9	$ 138.0
Allied World Assurance Company Holdings, Ltd (Allied World)
Statutory Requirements [Line Items]
Dividend capacity available	1,014.2
Odyssey Group Holdings, Inc. (Odyssey Group)
Statutory Requirements [Line Items]
Dividend capacity available	400.4
Northbridge Financial Corporation (Northbridge)
Statutory Requirements [Line Items]
Dividend capacity available	326.6
Crum & Forster Holdings Corp. (Crum & Forster)
Statutory Requirements [Line Items]
Dividend capacity available	185.3
Zenith National Insurance Corp. (Zenith National)
Statutory Requirements [Line Items]
Dividend capacity available	$ 70.8